CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ (513)	$ 23
Other comprehensive income (loss), net of tax
Unrealized income (loss) on cash flow hedges	12	(39)
Changes in retirement plans’ funded status	13	38
Foreign currency translation	17	(5)
Share of other comprehensive income (loss) of entities using the equity method	13	(28)
Other comprehensive income (loss), net of tax	55	(34)
Comprehensive loss	(458)	(11)
Less: Comprehensive income attributable to noncontrolling interests	2	1
Comprehensive loss attributable to CNH Industrial N.V.	$ (460)	$ (12)